Related Party Transactions - General (Details) $ in Thousands		12 Months Ended				20 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transactions
Services recognized in profit or loss			$ 41,993	$ 39,850	$ 38,642
Net pool allocation			17,818	7,254	(4,674)
Egypt LNG Shipping Ltd / Associate
Related Party Transactions
Proportion of ownership interest in associate	25.00%
Seres S.A.
Related Party Transactions
Maximum per person per day catering service rate | €		€ 10
Ceres Monaco S.A.M.
Related Party Transactions
Consultancy agreement fixed fee for service of employees						$ 100
Consultancy arrangement fee per month						$ 12
Consultancy arrangement minimum days per month						12 days
Services capitalized					$ 100
A.S. Papadimitriou and Partners Law Firm
Related Party Transactions
Services recognized in profit or loss			4	15
Services capitalized	$ 0		0	24		$ 24
The Cool Pool Limited / Joint venture
Related Party Transactions
Net pool allocation			$ 17,818	$ 7,254